SCHEDULE OF FUNDED STATUS OF END-OF-SERVICE INDEMNITIES EMPLOYEES RECEIVE UNDER ONE OF FIVE BENEFIT STRUCTURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Benefit obligations at the beginning of the year	$ 33,661	$ 28,314
Actuarial (gain) / loss	287	1,344	$ (1,128)
Service cost	5,274	4,979	4,876
Interest cost	1,784	1,522
Benefits paid	(2,283)	(2,498)
Benefit obligations at the end of the year	38,723	33,661	28,314
Current benefit obligation (within Other current liabilities)	6,917	4,726
Non-current benefit obligation	31,806	28,935
Fair value of plan assets at the beginning of the year
Employer contributions	2,283	2,498
Benefits paid	(2,283)	(2,498)
Plan assets at the end of the year
Unfunded status	$ 38,723	$ 33,661